Disclosure of detailed information about entity reportable segments, assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
External mineral sales	$ 63,746	$ 61,881
Income (loss) before income taxes	2,756	(2,609)
Income tax expense	1,466	1,509
Net income (loss)	1,290	(4,118)
Additions to non-current assets	19,623	4,748
Total assets	121,880	89,441
Total liabilities	40,739	12,153
Exploration [Member]
Statement [Line Items]
External mineral sales	0	0
Income (loss) before income taxes	(1,491)	(3,162)
Income tax expense	0	0
Net income (loss)	(1,491)	(3,162)
Additions to non-current assets	0	0
Total assets	2,568	2,328
Total liabilities	54	75
Corporate [Member]
Statement [Line Items]
External mineral sales	0	0
Income (loss) before income taxes	(6,201)	(18,454)
Income tax expense	532	467
Net income (loss)	(6,733)	(18,921)
Additions to non-current assets	0	0
Total assets	61,273	61,457
Total liabilities	5,369	4,901
Guanajuato Mine Complex [Member]
Statement [Line Items]
External mineral sales	49,366	49,831
Income (loss) before income taxes	10,865	17,923
Income tax expense	868	979
Net income (loss)	9,997	16,944
Additions to non-current assets	2,122	2,773
Total assets	13,887	13,889
Total liabilities	5,867	5,321
Topia Mine [Member]
Statement [Line Items]
External mineral sales	14,380	12,050
Income (loss) before income taxes	1,843	1,084
Income tax expense	66	63
Net income (loss)	1,777	1,021
Additions to non-current assets	2,307	1,975
Total assets	14,102	11,767
Total liabilities	2,260	1,856
Coricancha Mining Complex [Member]
Statement [Line Items]
External mineral sales	0	0
Income (loss) before income taxes	(2,260)	0
Income tax expense	0	0
Net income (loss)	(2,260)	0
Additions to non-current assets	15,194	0
Total assets	30,050	0
Total liabilities	$ 27,189	$ 0